FINANCIAL EXPENSES (INCOME), NET	12 Months Ended
Dec. 31, 2012
Financial Expenses and Income [Abstract]
Interest and Other Income [Text Block]
NOTE 13:- FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2012	2011	2010
Financial expenses:
Interest expense due to amortization of convertible notes	$898	$-	$-
Issuance expenses	137	-	-
Other	6	9	5
	1,041	9	5

Financial income:
Changes in values of deferred shares and liability related to warrants	(418)	(120)	(102)
Exchange rate	(22)	(17)	(20)

	(440)	(137)	(122)

	$601	$(128)	$(117)